CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income for the year	$ 25,554	$ 25,960	$ 22,186
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles	16,196	14,671	17,801
Losses of sale affiliated company	166
Exchange differences on principal of deposit and loans, net	317	55	(429)
Gains in respect of trading marketable securities		(2)	(27)
Increase in liability for employee rights upon retirement	1,095	888	854
Share in losses of affiliated companies, net	1	39	23
Deferred income taxes	(1,812)	955	(2,139)
Capital losses on sale of property and equipment, net	19	23	63
Decrease (increase) in accounts receivable	(609)	(300)	3,649
Decrease (increase) in other current and non-current assets	580	2,766	(1,869)
Decrease (increase) in inventories	1,354	(3,609)	(2,985)
Increase (decrease) in accounts payable	1,446	(372)	(180)
Increase (decrease) in deferred revenues	(227)	1,532	1,550
Write-off of account receivable in respect of sale of subsidiary		484
Increase (decrease) in other current and non-current liabilities	2,617	(3,413)	7,355
Litigation obligation adjustment		(7,462)
Net cash provided by operating activities	46,697	32,215	45,852
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(718)	(662)	(563)
Capital expenditures	(14,216)	(9,676)	(16,161)
Investment in affiliated company	(1,400)
Intangible assets expenditures			(74)
Deposit in escrow			8,223
Deposit	217	(291)	384
Proceeds from sale of property and equipment	651	319	614
Sale of marketable securities		70	1,418
Repayment of loan to a former employee		355
Company no longer consolidated (Appendix A)		326
Adjustment of proceeds received from sale of subsidiary			(4,650)
Net cash used in investment activities	(15,466)	(9,559)	(10,809)
Cash flows from financing activities
Short term credit from banking institutions, net	(7)	(310)	299
Repayment of long term loans	(182)	(44)	(46)
Dividend paid	(16,072)	(33,308)	(21,782)
Dividend paid to non-controlling interests	(1,286)	(1,141)	(767)
Settlement of litigation obligation in connection with financing transaction		7,462	(22,419)
Net cash used in financing activities	(17,547)	(27,341)	(44,715)
Effect of exchange rate changes on cash and cash equivalents	(1,440)	(1,132)	(1,732)
Net increase (decrease) in cash and cash equivalents	12,244	(5,817)	(11,404)
Balance of cash and cash equivalents at beginning of year	29,453	35,270	46,674
Balance of cash and cash equivalents at end of year	41,697	29,453	35,270
Supplementary information on investing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	104	357	259
Dividends declared	(3,616)	(2,570)
Payment to purchase non-controlling interests	500
Non-controlling interest purchased	0.05%
Appendix A - Company no longer consolidated
Working capital (excluding cash and equivalents and inventory), net		(130)
Account receivable in respect of sale of subsidiary		(430)
Property and equipment, net		(750)
Intangible assets		(136)
Company no longer consolidated		(326)
Supplementary disclosure of cash flow information
Interest paid	254	318	470
Income taxes paid, net of refunds	$ 9,280	$ 8,950	$ 9,007